Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Disposals [Abstract]
Discontinued operations

6. Discontinued operations and disposals

At December 31, 2022, the EU segment was classified as a discontinued operation following the decision to winddown our operations in mainland Europe. The German subscription business, Cluno GmbH, was previously classified as a disposal group held for sale. On May 15, 2023, the Group completed the sale of Cluno GmbH for £21.2 million, resulting in a loss on sale of £7.0 million due to movements between December 31, 2022 and completion.

Results of discontinued operations

	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Revenue	8,925	44,648
Expenses	(771)	(86,532)
Profit/(Loss) from operations	8,154	(41,884)

Finance expense	(306)	(2,441)
Loss on sale of discontinued operations	(6,977)	—
Profit/(Loss) before tax from discontinued operations	871	(44,325)

Tax credit	-	3,546

Profit/(Loss) for the year from discontinued operations	871	(40,779)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£0.02	£(1.07)
Diluted loss per ordinary share from discontinued operations	£0.02	£(1.07)

Net cash flows from/(used in) discontinued operations:
Operating	(4,038)	(60,524)
Investing	18,536	(63,919)
Financing	(7,780)	13,600

Net cash inflow/(outflow)	6,718	(110,843)

As Cluno GmbH was sold prior to June 30, 2023, the assets and liabilities previously classified as held for sale are no longer included in the statement of financial position.

Effect of disposal on the financial position of the Group of assets and liabilities held for sale

£’000

Assets held for sale	52,971
Liabilities associated with assets held for sale	(24,760)

Net assets and liabilities disposed of	28,211

Consideration received, satisfied in cash	21,234
Cash and cash equivalents disposed of	(2,680)
Net cash inflow	18,554

The table above shows the impact of the disposal of Cluno GmbH on the financial position of the Group.

On February 22, 2023, the Group also sold its third-party data platform, UK Vehicle Limited (“Cazana”), resulting in a gain on sale of £0.7 million.

The total net cash inflow arising from both the disposal of Cluno GmbH and Cazana was £19.2 million.

12. Discontinued operations

On September 8, 2022, the Group announced the conclusion of its strategic review of its business in mainland Europe. Following a review of a range of strategic options, Management concluded that Cazoo would focus exclusively on its core opportunity in the UK. As a result, the Group commenced an orderly winddown of its operations in mainland Europe. On October 31, 2022, the Group sold its Italian operations, Cazoo Trading Italy S.p.A., to Aramis Group SA. brumbrum was previously acquired on January 31, 2022, refer to Note 14 for further details. On December 15, 2022, the Group sold its Spanish subscription business, Swipcar 2017, S.L., to Renting Finders S.L.

At December 31, 2022, the EU segment was classified as a discontinued operation. The comparative year ended December 31, 2021 has been restated to show the EU segment as a discontinued operation. There was no EU segment in 2020.

In December 2022, management committed to a plan to sell Cluno GmbH. Accordingly, Cluno GmbH is presented as a disposal group held for sale.

For the comparative year ended December 31, 2020, the Imperial Car Supermarkets Limited (“Imperial”) dealership centers were treated as a discontinued operation in accordance with IFRS 5. The dealership centers were converted to Cazoo Customer Centers in order to align with the Group’s online strategy.

Results of discontinued operations

	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Revenue	158,384	12,391	27,194
Expenses	(325,779)	(29,098)	(30,315)
Loss from operations	(167,395)	(16,707)	(3,121)

Finance income	19	1	-
Finance expense	(4,019)	(1,053)	(688)
Loss on sale of discontinued operations	(14,509)	-	-
Impairment loss on remeasurement of the disposal group	(2,518)	-	-
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)

Tax expense	2,660	3,542	-

Loss for the year from discontinued operations	(185,762)	(14,217)	(3,809)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)
Diluted loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)

Net cash flows from/(used in) discontinued operations:
Operating	(79,232)	(122,646)	23,581
Investing	(57,127)	(38,109)	-
Financing	(29,134)	29,110	(34,987)

Net cash outflow	(165,493)	(131,645)	(11,406)

Effect of disposal on the financial position of the Group

£’000

Property, plant and equipment	(12,333)
Right-of-use assets	(5,720)
Inventory	(5,570)
Trade and other receivables	(6,020)
Cash and cash equivalents	(10,800)
Trade and other payables	3,424
Loans and borrowings	14,731
Lease liabilities	5,878
Provisions	770
Net assets and liabilities	(15,640)

Consideration received, satisfied in cash	1,131
Cash and cash equivalents disposed of	(10,800)
Net cash outflow	(9,669)

Disposal group held for sale

The major classes of assets and liabilities of Cluno GmbH classified as held for sale as at December 31, 2022 are as follows:

£’000

Property, plant and equipment	39,369
Right-of-use assets	878
Intangible assets	1,729
Inventory	7,865
Trade and other receivables	3,522
Cash and cash equivalents	12,442
Assets held for sale	65,805

Trade and other payables	(4,504)
Loans and borrowings	(29,062)
Lease liabilities	(1,003)
Provisions	(5,033)
Liabilities associated with assets held for sale	(39,602)

Net assets directly associated with disposal group	26,203